Intangible Assets - Details of the Changes in Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₩ 4,866,092	₩ 5,511,236
Acquisition	131,183	145,335
Disposal	(51,675)	(9,102)
Transfer	285,485	212,621
Amortization	(1,018,657)	(966,246)
Impairment	(206,569)	(9,394)
Business combination	430,335	7,236
Disposal of subsidiaries		(25,594)
Ending balance	4,436,194	4,866,092
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,647,501	3,139,978
Amortization	(516,348)	(492,477)
Impairment	(198,388)
Ending balance	1,932,765	2,647,501
Land usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,349	10,511
Acquisition	550	2,017
Disposal	(100)	(442)
Amortization	(3,079)	(4,737)
Ending balance	4,720	7,349
Industrial rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	66,824	83,627
Acquisition	1,836	1,409
Disposal	(513)	(1,540)
Transfer	8,281	2,491
Amortization	(4,825)	(4,696)
Impairment	(161)
Business combination		158
Disposal of subsidiaries		(14,625)
Ending balance	71,442	66,824
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,146	8,990
Acquisition	1,141	2,218
Disposal	(294)
Transfer	3,302	1,468
Amortization	(4,644)	(5,359)
Impairment	(1,287)	(961)
Business combination		4,790
Ending balance	9,364	11,146
Facility usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	25,832	31,027
Acquisition	1,810	2,093
Disposal	(3)	(25)
Transfer	434	236
Amortization	(6,193)	(7,499)
Ending balance	21,880	25,832
Customer relations [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	591,371	625,091
Acquisition	2,014	250
Disposal	(1,604)	(367)
Transfer	491	304
Amortization	(52,849)	(33,907)
Business combination	380,440
Ending balance	919,863	591,371
Club memberships [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	80,410	80,475
Acquisition	11,821	2,437
Disposal	(35,432)	(1,574)
Transfer	544	(1,200)
Impairment	(323)	(916)
Business combination	49,845	1,188
Ending balance	106,865	80,410
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	374,096	374,096
Ending balance	374,096	374,096
Other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,061,563	1,157,441
Acquisition	112,011	134,911
Disposal	(13,729)	(5,154)
Transfer	272,433	209,322
Amortization	(430,719)	(417,571)
Impairment	(6,410)	(7,517)
Business combination	50	1,100
Disposal of subsidiaries		(10,969)
Ending balance	₩ 995,199	₩ 1,061,563